Financial Statements Schedule 1 - Condensed Statements of Changes in Equity (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Beginning balance		¥ 2,537,570		¥ 2,563,494	¥ 2,592,061
Loss and total comprehensive loss for the year		9,052	$ 1,391	(25,924)	(28,567)
Ending balance		2,546,622	391,409	2,537,570	2,563,494
Share capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		136		136	136
Ending balance		136	21	136	136
Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		392,076		392,076	392,076
Ending balance		392,076	60,261	392,076	392,076
Capital reserve [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance	[1]	560,892		560,892	560,892
Ending balance	[1]	560,892	86,207	560,892	560,892
Share incentive plan reserve [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		3,110		3,110	3,110
Ending balance		3,110	478	3,110	3,110
Retained profits [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		1,457,126		1,483,050	1,511,617
Loss and total comprehensive loss for the year		9,052		(25,924)	(28,567)
Ending balance		1,462,815	$ 224,831	1,457,126	1,483,050
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		858,347		866,311	876,397
Loss and total comprehensive loss for the year		(3,620)		(7,964)	(10,086)
Ending balance		854,727		858,347	866,311
Parent [Member] | Share capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		136		136	136
Ending balance		136		136	136
Parent [Member] | Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		392,076		392,076	392,076
Ending balance		392,076		392,076	392,076
Parent [Member] | Capital reserve [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		560,892		560,892	560,892
Ending balance		560,892		560,892	560,892
Parent [Member] | Share incentive plan reserve [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		3,110		3,110	3,110
Ending balance		3,110		3,110	3,110
Parent [Member] | Retained profits [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		(97,867)		(89,903)	(79,817)
Loss and total comprehensive loss for the year		(3,620)		(7,964)	(10,086)
Ending balance		¥ (101,487)		¥ (97,867)	¥ (89,903)

[1]	Capital reserve include (a) additional capital contributions, comprising a cash injection of RMB159.8 million and an option of RMB386.3 million, being the fair value at grant date, by equity owners to acquire Zhengxing Wheel Group Co., Limited (b) capital contribution of RMB10.9 million in the year ended December 31, 2011 by equity owners pursuant to a shareholder agreement and (c) the recognition of share-based payment expenses of RMB3,829,000 (US$600,000) as of January 1, 2015, December 31, 2015, 2016 and 2017, in relation to restricted shares awarded to a management executive by an equity participant (Newrace Limited) .